Note 11 - Investment in Joint Venture and Other Investment (Details) - USD ($)		6 Months Ended		12 Months Ended
	Oct. 15, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Note 11 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Equity Method Investments		$ 17,718,554		$ 18,674,094
Investment Income, Dividend		565,250	$ 475,000
Euromar LLC, The Joint Venture (Member)
Note 11 - Investment in Joint Venture and Other Investment (Details) [Line Items]
Equity Method Investment, Aggregate Cost		25,000,000
Equity Method Investments		17,718,554		18,674,094
Escrow Deposit	$ 5,000,000
Limited Liability Company LLC Amount of Escrowed Cash Exchanged for Each Preferred Unit	$ 1,000
Limited Liability Company (LLC) Preferred Unit, Issued (in Shares)	5,000
Preferred Stock, Dividend Rate, Percentage	19.00%
Period Undistributed Escrowed Funds are Returned	5 years
Investment Income, Dividend		$ 565,250		$ 987,604